Mining interests - Schedule of mining interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Mining interests
Mining Interests	$ 580,479	$ 475,621
Gross Carrying Amount
Mining interests
Beginning of period	475,621	385,802
Acquisition of Tintic	169,175
Additions	49,297	136,492
Mining Tax Credit	(6,404)	(1,585)
Asset retirement obligation	9,248	19,522
Depreciation capitalized	1,141	4,136
Share-based compensation capitalized	530	2,127
Transfers		(11,221)
Impairment	(140,000)	(58,417)
Other adjustments	5,579	585
Currency translation adjustments	19,482	(1,820)
End of period	583,669	$ 475,621
Accumulated Depreciation, Amortisation and Impairment
Mining interests
Depreciation capitalized	2,964
Currency translation adjustments	(226)
End of period	$ (3,190)